Income Taxes - Tax Credit and Loss Carryforwards (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Tax capital loss/credit carryforward	$ 279.1	[1]	$ 191.5	[1]
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,376.0	[2]	2,373.6	[2]
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,871.5	[2]	2,947.0	[2]
Capital loss carryforwards | Federal
Operating Loss Carryforwards [Line Items]
Tax capital loss/credit carryforward	$ 88.3	[3]	$ 123.4	[3]

[1]	Expire between 2014 and 2033.
[2]	Expire between 2017 and 2033.
[3]	Expire between 2014 and 2018.